Shareholder Fees - VIPBalancedPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio
Shareholder Fees:
(fees paid directly from your investment)